Consolidated balance sheets - CHF (SFr) SFr in Millions		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015
Assets
Cash and due from banks		SFr 114,049		SFr 94,210		SFr 92,328
of which reported at fair value		318		193		89
Interest-bearing deposits with banks		820		868		867
of which reported at fair value		0		2		2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		122,068		136,211		123,049
of which reported at fair value		79,927		92,788		83,565
Securities received as collateral, at fair value		25,993		25,760		28,511
of which encumbered		22,046		21,377		27,940
Trading assets, at fair value		177,619		187,550		190,737
of which encumbered		58,393		59,810		62,559
Investment securities		2,611		3,143		3,090
of which reported at fair value		2,611		3,143		3,090
Other investments		6,149		6,294		7,021
of which reported at fair value		3,587		3,646		4,237
Net loans		273,835		270,248		272,995
of which reported at fair value		20,831		21,521		20,820
of which encumbered		111		108		108
allowance for loan losses		(863)		(962)		(866)
Premises and equipment		4,693		4,609		4,644
Goodwill		4,745		4,688		4,808
Other intangible assets		191		186		196
of which reported at fair value		111		106		112
Brokerage receivables		42,108		35,504		34,542
Other assets		46,283		44,627		58,017
of which reported at fair value		13,439		13,308		25,627
of which encumbered		50		421		671
Total assets		821,164		813,898		820,805
Liabilities and equity
Due to banks		23,229		23,961		21,054
of which reported at fair value		514		499		482
Customer deposits		347,559		344,545		342,705
of which reported at fair value		3,908		3,529		3,663
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		32,499		40,150		46,598
of which reported at fair value		18,114		25,421		32,398
Obligation to return securities received as collateral, at fair value		25,993		25,760		28,511
Trading liabilities, at fair value		51,682		53,582		48,971
Short-term borrowings		11,178		14,768		8,657
of which reported at fair value		2,996		3,185		3,112
Long-term debt		200,226		183,490		197,608
of which reported at fair value		73,922		69,104		80,931
Brokerage payables		43,944		41,880		39,452
Other liabilities		39,525		40,315		42,231
of which reported at fair value		10,104		10,867		11,754
Total liabilities		775,835		768,451		775,787
Common shares		84		78		78
Additional paid-in capital		31,702		32,318		31,925
Retained earnings		28,532		28,362		29,139
Treasury shares, at cost		(94)		(158)		(125)
Accumulated other comprehensive income/(loss)		(15,262)		(15,603)		(16,635)
Total shareholders' equity		44,962		44,997		44,382
Noncontrolling interests		367		450		636
Total equity		45,329		45,447		45,018
Total liabilities and equity		SFr 821,164		SFr 813,898		SFr 820,805
Additional share information
Par value (in CHF per share)		SFr 0.04		SFr 0.04		SFr 0.04
Authorized shares (in shares)	[1]	2,797,379,244		2,666,152,845		2,666,152,845
Issued shares (in shares)		2,089,897,378		1,957,379,244		1,957,379,244
Treasury shares (in shares)		8,533,613		10,939,863		5,910,224
Common shares outstanding (in shares)		2,081,363,765	[2]	1,946,439,381	[3]	1,951,469,020
Consolidated VIEs
Assets
Cash and due from banks		SFr 489		SFr 314		SFr 1,693
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0		0		53
Trading assets, at fair value		3,475		3,144		2,372
Investment securities		544		1,066		1,009
Other investments		1,955		2,175		1,986
Net loans		360		353		1,312
Premises and equipment		282		288		327
Other assets		2,503		3,778		14,451
Liabilities and equity
Trading liabilities, at fair value		137		22		27
Short-term borrowings		1		34		81
Long-term debt		1,780		2,147		14,826
Other liabilities		SFr 241		SFr 1,115		SFr 836

[1]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[2]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 518'996'021 of these shares were reserved for capital instruments.
[3]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 680,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 515'145'579 of these shares were reserved for capital instruments.